Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Egypt, Pounds
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	41.00%	43.00%
Increase/ (decrease) in Profit before taxation	€ 224	€ 191
Turkey, New Lira
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	38.00%	54.00%
Increase/ (decrease) in Profit before taxation	€ 118	€ 104
South African rand
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	9.00%	10.00%
Increase/ (decrease) in Profit before taxation	€ 114	€ 60
Sterling
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	3.00%	2.00%
Increase/ (decrease) in Profit before taxation	€ (27)	€ (50)